UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	8/31
Date of reporting period:	2/29/16

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Conservative Allocation Fund

SEMIANNUAL REPORT February 29, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Conservative Allocation Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Conservative Allocation Fund, covering the six-month period from September 1, 2015, through February 29, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was a time of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, when reduced industrial demand and declining currency values sparked substantial declines in commodity prices. These developments proved especially challenging for financial markets in January and early February: stocks and riskier sectors of the bond market fell sharply before later recovering a portion of their losses. In contrast, longer term U.S. government securities gained valued during the ensuing flight to quality.

While market volatility may persist over the foreseeable future until global economic sentiment improves, we recently have seen signs of stabilizing commodity prices and continued strength in the U.S. economy. Still, we expect wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets over the months ahead, suggesting that selectivity may be an important determinant of investment success. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2015, through February 29, 2016, as provided by Keith L. Stransky, CFA, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 29, 2016, Dreyfus Conservative Allocation Fund produced a total return of -2.35%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index, produced a total return of -0.93% for the same period. The fund utilizes a customized global blended index composed of 40% MSCI World Index and 60% Barclays Global Aggregate Bond Index, which returned -0.37% for the same period. Previously, the fund utilized a customized blended index composed of 40% Standard & Poor’s 500® Composite Stock Price Index and 60% Barclays U.S. Aggregate Bond Index, which returned 1.18% for the same period.2,3

Stocks generally posted negative returns while U.S. investment-grade bonds benefited from a flight to quality amid intensifying global economic concerns over the reporting period. The fund underperformed its benchmark, mainly due to security selection shortfalls among U.S. large-cap stocks, short-duration bonds, and international bonds.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed-income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed-income securities, including U.S. large-, mid- and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed-income securities.

The fund’s portfolio manager selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The fund may invest in a variety of underlying equity and fixed-income funds identified by the Dreyfus Investment Committee. The underlying fund options are subject to change at any given time by the fund’s board of directors.

Global Challenges Constrained Market Performance

Stocks throughout the world fell sharply over the second half of September 2015 in the midst of intensifying fears that slowing global growth—particularly in China—might derail the U.S. economic recovery. An October rally put several broad measures of stock market performance into positive territory, but equities remained volatile with a down-side tilt over the remainder of 2015 and into 2016 when investor sentiment fluctuated between concerns about sluggish global economic conditions and optimism regarding job growth and other positive developments in the United States. In contrast, investment-grade bonds generally benefited from these developments, which sparked a flight to sovereign bonds and other high-quality fixed-income securities.

3

DISCUSSION OF FUND PERFORMANCE (continued)

In January 2016, additional releases of disappointing economic data in China triggered renewed weakness in commodity prices. Investors again grew concerned about the potential impact of China’s economic troubles on the United States. Moreover, U.S. investors worried that a December 2015 increase in short-term interest rates might also weigh on the domestic economic recovery. Consequently, stocks declined sharply in January, and high-quality bonds rallied. The stock market’s slide continued into February, but strong U.S. economic data and solid corporate earnings helped trigger a rebound later in the month.

Underlying Investments Produced Mixed Results

In this volatile environment, the fund’s relative performance was hindered by stock selection shortfalls among its underlying investments in large-cap U.S. stocks through the Dreyfus Disciplined Stock Fund, and the Dreyfus Strategic Value Fund. Underweighted exposure to dividend-paying stocks and the traditionally defensive utilities and telecommunications services sectors generally proved counterproductive during the flight to safety over the reporting period.

Among fixed-income securities, a defensive duration posture and overweighted exposure to corporate bonds weighed on the Dreyfus Short Duration Bond Fund when interest rates did not rise as expected and credit conditions deteriorated in some industry groups. The Dreyfus International Bond Fund also was undermined by its corporate bond holdings, and the Dreyfus Emerging Markets Debt Local Currency Fund and Dreyfus High Yield Fund provided exposure to lagging credits.

The fund achieved better relative results through its overall allocation strategy, which provided underweighted exposure to equities compared to its “neutral” asset mix. In addition, stock selections proved relatively favorable for the fund’s underlying small- and mid-cap stock funds, including the Dreyfus Structured Midcap Fund. Results from international equities were buoyed by the International Stock Fund, which maintained a defensive investment posture including low exposure to the financials sector.

Positioned for Continued Volatility

We remain cautiously optimistic regarding the U.S. economy, but we expect global economic uncertainty to persist over the foreseeable future. Therefore, it appears likely that heightened market volatility will continue over the near term as nervous investors react to the latest global economic data, policy changes from central banks, and political developments throughout the world. As of the reporting period’s end, we have continued to allocate the fund’s assets in a relatively defensive manner.

March 15, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

4

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

3 SOURCE: FactSet – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed-income markets. The Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from September 1, 2015 to February 29, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2016

Expenses paid per $1,000†	$ 1.62
Ending value (after expenses)	$ 976.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2016

Expenses paid per $1,000†	$ 1.66
Ending value (after expenses)	$ 1,023.22

† Expenses are equal to the fund’s annualized expense ratio of .33%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 29, 2016 (Unaudited)

Registered Investment Companies - 100.2%	Shares		Value ($)
Domestic Equity - 34.3%
Dreyfus Appreciation Fund, Cl. Y	46,075	[a]	1,764,218
Dreyfus Disciplined Stock Fund	38,459	[a]	1,125,324
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	21,408	[a]	584,008
Dreyfus Research Growth Fund, Cl. Y	176,669	[a]	2,282,566
Dreyfus Smallcap Stock Index Fund	26,061	[a]	629,630
Dreyfus Strategic Value Fund, Cl. Y	54,631	[a]	1,704,494
Dreyfus Structured Midcap Fund, Cl. Y	25,086	[a,b]	630,675
Dreyfus U.S. Equity Fund, Cl. Y	96,900	[a]	1,568,816
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	41,744	[a,b]	608,621
			10,898,352
Domestic Fixed Income - 49.9%
Dreyfus Bond Market Index Fund, BASIC Shares	337,995	[a]	3,538,805
Dreyfus High Yield Fund, Cl. I	327,292	[a]	1,849,201
Dreyfus Intermediate Term Income Fund, Cl. Y	469,026	[a,b]	6,261,491
Dreyfus Short Duration Bond Fund, Cl. Y	418,566	[a,b]	4,206,587
			15,856,084
Foreign Equity - 6.9%
Dreyfus Emerging Markets Fund, Cl. Y	33,418	[a]	232,254
Dreyfus Global Real Estate Securities Fund, Cl. Y	35,861	[a]	296,572
Dreyfus International Equity Fund, Cl. Y	15,057	[a]	450,193
Dreyfus International Stock Index Fund	30,263	[a]	413,993
Dreyfus/Newton International Equity Fund, Cl. Y	28,091	[a]	482,045
International Stock Fund, Cl. Y	25,257	[a]	341,722
			2,216,779
Foreign Fixed Income - 9.1%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	116,905	[a]	1,214,641
Dreyfus International Bond Fund, Cl. Y	112,981	[a]	1,672,121
			2,886,762

Total Investments (cost $32,785,081)	100.2%		31,857,977
Liabilities, Less Cash and Receivables	(.2%)		(78,677)
Net Assets	100.0%		31,779,300

aInvestment in affiliated mutual fund.
b Non-income producing security.

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	84.2
Mutual Funds: Foreign	16.0
100.2

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2016 (Unaudited)

	Cost	Value
	Assets ($):
Investments in affliated issuers—See Statement of Investments	32,785,081	31,857,977
	Prepaid expenses	11,797
		31,869,774
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 3(b)	2,543
	Cash overdraft due to Custodian	1,299
	Payable for shares of Common Stock redeemed	57,575
	Accrued expenses	29,057
		90,474
	Net Assets ($)	31,779,300
	Composition of Net Assets ($):
	Paid-in capital	31,625,370
	Accumulated undistributed investment income—net	45,772
	Accumulated net realized gain (loss) on investments	1,035,262
	Accumulated net unrealized appreciation (depreciation) on investments	(927,104)
	Net Assets ($)	31,779,300
	Shares Outstanding
	(100 million shares of $.001 par value Common Stock authorized)	2,233,785
	Net Asset Value Per Share ($)	14.23

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	429,327
Expenses:
Shareholder servicing costs—Note 3(b)	49,944
Professional fees	22,437
Registration fees	9,256
Prospectus and shareholders’ reports	4,788
Custodian fees—Note 3(b)	2,287
Directors’ fees and expenses—Note 3(c)	994
Loan commitment fees—Note 2	266
Miscellaneous	7,629
Total Expenses	97,601
Less—reduction in expenses due to undertaking—Note 3(a)	(41,849)
Less—reduction in shareholder servicing costs due to undertaking—Note 3(b)	(1,402)
Less—reduction in fees due to earnings credits—Note 3(b)	(103)
Net Expenses	54,247
Investment Income—Net	375,080
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(216,403)
Capital gain distributions from affiliated issuers	1,454,507
Net Realized Gain (Loss)	1,238,104
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	(2,410,624)
Net Realized and Unrealized Gain (Loss) on Investments	(1,172,520)
Net (Decrease) in Net Assets Resulting from Operations	(797,440)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations ($):
Investment income—net	375,080	699,490
Net realized gain (loss) on investments	1,238,104	924,974
Net unrealized appreciation (depreciation) on investments	(2,410,624)	(2,666,776)
Net Increase (Decrease) in Net Assets Resulting from Operations	(797,440)	(1,042,312)
Dividends to Shareholders from ($):
Investment income—net	(670,058)	(845,104)
Net realized gain on investments	(704,655)	(540,964)
Total Dividends	(1,374,713)	(1,386,068)
Capital Stock Transactions ($):
Net proceeds from shares sold	1,105,170	4,267,066
Dividends reinvested	1,353,491	1,362,145
Cost of shares redeemed	(2,549,909)	(8,525,484)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(91,248)	(2,896,273)
Total Increase (Decrease) in Net Assets	(2,263,401)	(5,324,653)
Net Assets ($):
Beginning of Period	34,042,701	39,367,354
End of Period	31,779,300	34,042,701
Undistributed investment income—net	45,772	340,750
Capital Share Transactions (Shares):
Shares sold	73,621	267,069
Shares issued for dividends reinvested	92,896	87,824
Shares redeemed	(171,452)	(542,059)
Net Increase (Decrease) in Shares Outstanding	(4,935)	(187,166)

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 29, 2016	Year Ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	15.21	16.23	14.87	14.52	13.91	12.99
Investment Operations:
Investment income—net[a]	.17	.29	.26	.30	.23	.25
Net realized and unrealized gain (loss) on investments	(.52)	(.75)	1.53	.45	.71	1.00
Total from Investment Operations	(.35)	(.46)	1.79	.75	.94	1.25
Distributions:
Dividends from investment income—net	(.31)	(.34)	(.29)	(.29)	(.26)	(.28)
Dividends from net realized gain on investments	(.32)	(.22)	(.14)	(.11)	(.07)	(.05)
Total Distributions	(.63)	(.56)	(.43)	(.40)	(.33)	(.33)
Net asset value, end of period	14.23	15.21	16.23	14.87	14.52	13.91
Total Return (%)	(2.35)[b]	(2.94)	12.13	5.19	6.89	9.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.59[d]	.54	.59	.68	.84	1.06
Ratio of net expenses to average net assets[c]	.33[d]	.32	.22	.31	.71	.73
Ratio of net investment income to average net assets[c]	2.27[d]	1.84	1.65	1.99	1.64	1.79
Portfolio Turnover Rate	6.97[b]	16.34	20.38	37.15	25.89	20.04
Net Assets, end of period ($ x 1,000)	31,779	34,043	39,367	28,116	20,810	16,877

a Based on average shares outstanding.
b  Not annualized.
c  Amounts do not include the expenses of the underlying funds.
d  Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	31,857,977	-	-	31,857,977

† See Statement of Investments for additional detailed categorizations.

At February 29, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

14

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 29, 2016 were as follows:

Affiliated Investment Company	Value 8/31/2015 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Appreciation Fund, Cl. Y	1,851,158	463,041	127,470	(21,319)
Dreyfus Bond Market Index Fund, BASIC Shares	3,619,479	143,264	237,327	(2,936)
Dreyfus Disciplined Stock Fund	1,208,684	161,686	76,946	(7,557)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	1,359,048	42,938	122,835	(44,777)
Dreyfus Emerging Markets Fund, Cl. Y	273,057	16,298	25,494	(6,715)
Dreyfus Global Real Estate Securities Fund, Cl. Y	325,345	34,465	50,988	442
Dreyfus High Yield Fund, Cl. I	2,072,126	113,211	141,376	(19,620)
Dreyfus Intermediate Term Income Fund, Cl. Y	6,546,252	298,856	437,108	(23,093)
Dreyfus International Bond Fund, Cl. Y	1,767,291	107,908	126,775	(15,680)
Dreyfus International Equity Fund, Cl. Y	530,964	17,705	35,228	(4,093)
Dreyfus International Stock Index Fund	483,568	22,248	35,924	(3,932)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	683,084	127,942	46,353	(11,173)
Dreyfus Research Growth Fund, Cl. Y	2,441,010	177,222	152,269	(2,457)
Dreyfus Short Duration Bond Fund, Cl. Y	4,403,464	138,046	266,993	(10,237)
Dreyfus Smallcap Stock Index Fund	692,825	84,206	43,804	(4,641)
Dreyfus Strategic Value Fund, Cl. Y	1,902,020	303,751	123,067	(13,858)

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Value 8/31/2015 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Structured Midcap Fund, Cl. Y	690,800	72,519	44,267	(3,625)
Dreyfus U.S. Equity Fund, Cl. Y	1,627,774	276,363	108,929	(10,280)
Dreyfus/Newton International Equity Fund, Cl. Y	561,326	21,312	43,340	(4,475)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	701,065	56,686	44,035	(4,660)
International Stock Fund, Cl. Y	368,276	14,366	27,117	(1,717)
Total	34,108,616	2,694,033	2,317,645	(216,403)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 2/29/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Appreciation Fund, Cl. Y	(401,192)	1,764,218	5.6%	418,482
Dreyfus Bond Market Index Fund, BASIC Shares	16,325	3,538,805	11.1%	60,303
Dreyfus Disciplined Stock Fund	(160,543)	1,125,324	3.6%	134,789
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	(19,733)	1,214,641	3.8%	-
Dreyfus Emerging Markets Fund, Cl. Y	(24,892)	232,254.7%		7,387
Dreyfus Global Real Estate Securities Fund, Cl. Y	(12,692)	296,572.9%		16,641
Dreyfus High Yield Fund, Cl. I	(175,140)	1,849,201	5.8%	63,791
Dreyfus Intermediate Term Income Fund, Cl. Y	(123,416)	6,261,491	19.7%	146,061
Dreyfus International Bond Fund, Cl. Y	(60,623)	1,672,121	5.3%	63,592
Dreyfus International Equity Fund, Cl. Y	(59,155)	450,193	1.4%	5,390
Dreyfus International Stock Index Fund	(51,967)	413,993	1.3%	9,691

16

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 2/29/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	(169,492)	584,008	1.8%	111,739
Dreyfus Research Growth Fund, Cl. Y	(180,940)	2,282,566	7.2%	123,995
Dreyfus Short Duration Bond Fund, Cl. Y	(57,693)	4,206,587	13.2%	44,716
Dreyfus Smallcap Stock Index Fund	(98,956)	629,630	2.0%	68,894
Dreyfus Strategic Value Fund, Cl. Y	(364,352)	1,704,494	5.4%	260,691
Dreyfus Structured Midcap Fund, Cl. Y	(84,752)	630,675	2.0%	57,045
Dreyfus U.S. Equity Fund, Cl. Y	(216,112)	1,568,816	4.9%	238,285
Dreyfus/Newton International Equity Fund, Cl. Y	(52,778)	482,045	1.5%	6,162
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	(100,435)	608,621	1.9%	41,293
International Stock Fund, Cl. Y	(12,086)	341,722	1.1%	4,887
Total	(2,410,624)	31,857,977	100.2%	1,883,834

† Includes reinvested dividends/distributions.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended February 29, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2015 was as follows: ordinary income $905,048 and long-term capital gains $481,020. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values. Dreyfus has contractually agreed, from September 1, 2015 through January 1, 2017 to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .93% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $41,849 during the period ended February 29, 2016.

18

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 29, 2016, the fund was charged $41,288 pursuant to the Shareholder Services Plan of which $1,402 was waived due to the fund's investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 29, 2016, the fund was charged $5,813 for transfer agency services and $458 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $103.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 29, 2016, the fund was charged $2,287 pursuant to the custody agreement.

During the period ended February 29, 2016, the fund was charged $4,235 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $6,282, custodian fees $2,478, Chief Compliance Officer fees

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$3,529 and transfer agency fees $2,114, which are offset against an expense reimbursement currently in effect in the amount of $11,860.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2016, amounted to $2,694,033 and $2,317,645, respectively.

At February 29, 2016, accumulated net unrealized depreciation on investments was $927,104, consisting of $928,866 gross unrealized appreciation and $1,855,970 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods except for the one- and two-year periods when it was below the medians (lowest in the Performance Group for the one-year period). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indexes, and the Board noted that the fund’s performance was above the return of the fund’s customized blended index in four of the five years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund does not pay a management fee, and that the actual management fee of most of the fund’s in the Expense Group was zero, and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to assume the expenses of the fund, until January 1, 2016, so that annual fund operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses but including acquired fund fees and expenses) do not exceed 0.93% of the fund’s average daily net assets and that the expense limitation would be extended until January 1, 2017.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies

22

and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows:

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance, but noted the shorter term lag in relative performance.

• The Board noted that the fund does not pay a fee to Dreyfus pursuant to the Management Agreement.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

24

NOTES

25

For More Information

Dreyfus Conservative Allocation Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	SCALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6268SA0216

Dreyfus Growth Allocation Fund

SEMIANNUAL REPORT February 29, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Growth Allocation Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Growth Allocation Fund, covering the six-month period from September 1, 2015, through February 29, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was a time of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, when reduced industrial demand and declining currency values sparked substantial declines in commodity prices. These developments proved especially challenging for financial markets in January and early February: stocks and riskier sectors of the bond market fell sharply before later recovering a portion of their losses. In contrast, longer term U.S. government securities gained valued during the ensuing flight to quality.

While market volatility may persist over the foreseeable future until global economic sentiment improves, we recently have seen signs of stabilizing commodity prices and continued strength in the U.S. economy. Still, we expect wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets over the months ahead, suggesting that selectivity may be an important determinant of investment success. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2015, through February 29, 2016, as provided by Keith L. Stransky, CFA, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 29, 2016, Dreyfus Growth Allocation Fund produced a total return of -3.51%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index, produced a total return of -0.93% for the same period. 2 The fund utilizes a customized global blended index composed of 80% MSCI World Index and 20% Barclays Global Aggregate Bond Index, which returned -3.55% for the same period. Previously, the fund utilized a customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays U.S. Aggregate Bond Index, which returned -0.15% for the same period.3

Stocks generally posted negative returns while U.S. investment-grade bonds benefited from a flight to quality amid intensifying global economic concerns over the reporting period. The fund underperformed its benchmark, mainly due to security selection shortfalls among U.S. large-cap stocks, short-duration bonds, and international bonds.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed-income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed-income securities, including U.S. large-, mid-, and small-cap equities; international, global, and emerging-market equities; and U.S. and international fixed-income securities.

The fund’s portfolio manager selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. The fund may invest in a variety of underlying equity and fixed-income funds identified by the Dreyfus Investment Committee. The underlying fund options are subject to change at any given time by the fund’s board of directors.

Global Challenges Constrained Market Performance

Stocks throughout the world fell sharply over the second half of September 2015 in the midst of intensifying fears that slowing global growth—particularly in China—might derail the U.S. economic recovery. An October rally put several broad measures of stock market performance into positive territory, but equities remained volatile with a downside tilt over the remainder of 2015 and into 2016 when investor sentiment fluctuated between concerns about sluggish global economic conditions and optimism regarding job growth and other positive developments in the United States. In contrast, investment-grade bonds generally benefited from these developments, which sparked a flight to sovereign bonds and other high-quality fixed-income securities.

3

DISCUSSION OF FUND PERFORMANCE (continued)

In January 2016, additional releases of disappointing economic data in China triggered renewed weakness in commodity prices. Investors again grew concerned about the potential impact of China’s economic troubles on the United States. Moreover, U.S. investors worried that a December 2015 increase in short-term interest rates might also weigh on the domestic economic recovery. Consequently, stocks declined sharply in January, and high-quality bonds rallied. The stock market’s slide continued into February, but strong U.S. economic data and solid corporate earnings helped trigger a rebound later in the month.

Underlying Investments Produced Mixed Results

In this volatile environment, the fund’s relative performance was hindered by stock selection shortfalls among its underlying investments in large-cap U.S. stocks through the the Dreyfus Disciplined Stock Fund, and the Dreyfus Strategic Value Fund. Underweighted exposure to dividend-paying stocks and the traditionally defensive utilities and telecommunications services sectors generally proved counterproductive during the flight to safety over the reporting period.

Among fixed-income securities, a defensive duration posture and overweighted exposure to corporate bonds weighed on the Dreyfus Short Duration Bond Fund when interest rates did not rise as expected and credit conditions deteriorated in some industry groups. The Dreyfus International Bond Fund also was undermined by its corporate bond holdings, and the Dreyfus Emerging Markets Debt Local Currency Fund and Dreyfus High Yield Fund provided exposure to lagging credits.

The fund achieved better relative results through its overall allocation strategy, which provided underweighted exposure to equities compared to its “neutral” asset mix. In addition, stock selections proved relatively favorable for the fund’s underlying small- and mid-cap stock funds, including the Dreyfus Structured Midcap Fund. Results from international equities were buoyed by the International Stock Fund, which maintained a defensive investment posture including low exposure to the financials sector.

Positioned for Continued Volatility

We remain cautiously optimistic regarding the U.S. economy, but we expect global economic uncertainty to persist over the foreseeable future. Therefore, it appears likely that heightened market volatility will continue over the near term as nervous investors react to the latest global economic data, policy changes from central banks, and political developments throughout the world. As of the reporting period’s end, we have continued to allocate the fund’s assets in a relatively defensive manner.

March 15, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

4

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2  SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

3 SOURCE: FactSet – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed-income markets. The Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from September 1, 2015 to February 29, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2016

Expenses paid per $1,000†	$ 2.30
Ending value (after expenses)	$964.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2016

Expenses paid per $1,000†	$ 2.36
Ending value (after expenses)	$1,022.53

† Expenses are equal to the fund’s annualized expense ratio of .47%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 29, 2016 (Unaudited)

Registered Investment Companies - 100.1%	Shares		Value ($)
Domestic Equity - 55.6%
Dreyfus Appreciation Fund, Cl. Y	48,870	[a]	1,871,242
Dreyfus Disciplined Stock Fund	40,179	[a]	1,175,644
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	26,444	[a]	721,391
Dreyfus Research Growth Fund, Cl. Y	206,641	[a]	2,669,807
Dreyfus Smallcap Stock Index Fund	27,350	[a]	660,764
Dreyfus Strategic Value Fund, Cl. Y	55,480	[a]	1,730,977
Dreyfus Structured Midcap Fund, Cl. Y	26,377	[a,b]	663,107
Dreyfus U.S. Equity Fund, Cl. Y	101,201	[a]	1,638,444
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	43,965	[a,b]	641,006
			11,772,382
Domestic Fixed Income - 27.3%
Dreyfus Bond Market Index Fund, BASIC Shares	41,130	[a]	430,634
Dreyfus High Yield Fund, Cl. I	67,714	[a]	382,579
Dreyfus Intermediate Term Income Fund, Cl. Y	94,603	[a,b]	1,262,944
Dreyfus Short Duration Bond Fund, Cl. Y	367,965	[a,b]	3,698,045
			5,774,202
Foreign Equity - 14.4%
Dreyfus Emerging Markets Fund, Cl. Y	54,866	[a]	381,315
Dreyfus Global Real Estate Securities Fund, Cl. Y	69,704	[a]	576,454
Dreyfus International Equity Fund, Cl. Y	18,553	[a]	554,732
Dreyfus International Stock Index Fund	37,501	[a]	513,019
Dreyfus/Newton International Equity Fund, Cl. Y	34,655	[a]	594,686
International Stock Fund, Cl. Y	31,106	[a]	420,869
			3,041,075
Foreign Fixed Income - 2.8%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	24,073	[a]	250,118
Dreyfus International Bond Fund, Cl. Y	22,898	[a]	338,887
			589,005

Total Investments (cost $20,781,800)	100.1%		21,176,664
Liabilities, Less Cash and Receivables	(.1%)		(23,610)
Net Assets	100.0%		21,153,054

aInvestment in affiliated mutual fund.
b Non-income producing security.

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	82.9
Mutual Funds: Foreign	17.2
100.1

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2016 (Unaudited)

	Cost	Value
	Assets ($):
Investments in affliated issuers—See Statement of Investments	20,781,800	21,176,664
	Cash	1,749
	Receivable for shares of Common Stock subscribed	323
	Prepaid expenses	10,627
		21,189,363
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 3(b)	7,379
	Payable for shares of Common Stock redeemed	1,500
	Accrued expenses	27,430
		36,309
	Net Assets ($)	21,153,054
	Composition of Net Assets ($):
	Paid-in capital	19,441,622
	Accumulated undistributed investment income—net	1,853
	Accumulated net realized gain (loss) on investments	1,314,715
	Accumulated net unrealized appreciation (depreciation) on investments	394,864
	Net Assets ($)	21,153,054
	Shares Outstanding
	(100 million shares of $.001 par value Common Stock authorized)	1,335,497
	Net Asset Value Per Share ($)	15.84

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	231,014
Expenses:
Shareholder servicing costs—Note 3(b)	34,776
Professional fees	21,688
Registration fees	9,006
Prospectus and shareholders’ reports	4,566
Custodian fees—Note 3(b)	1,728
Directors’ fees and expenses—Note 3(c)	698
Loan commitment fees—Note 2	152
Miscellaneous	7,462
Total Expenses	80,076
Less—reduction in expenses due to undertaking—Note 3(a)	(26,493)
Less—reduction in shareholder servicing costs due to undertaking—Note 3(b)	(1,523)
Less—reduction in fees due to earnings credits—Note 3(b)	(95)
Net Expenses	51,965
Investment Income—Net	179,049
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(101,771)
Capital gain distributions from affiliated issuers	1,494,848
Net Realized Gain (Loss)	1,393,077
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	(2,342,122)
Net Realized and Unrealized Gain (Loss) on Investments	(949,045)
Net (Decrease) in Net Assets Resulting from Operations	(769,996)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations ($):
Investment income—net	179,049	276,511
Net realized gain (loss) on investments	1,393,077	1,142,217
Net unrealized appreciation (depreciation) on investments	(2,342,122)	(2,098,264)
Net Increase (Decrease) in Net Assets Resulting from Operations	(769,996)	(679,536)
Dividends to Shareholders from ($):
Investment income—net	(265,052)	(380,089)
Net realized gain on investments	(759,178)	(826,691)
Total Dividends	(1,024,230)	(1,206,780)
Capital Stock Transactions ($):
Net proceeds from shares sold	552,090	2,811,862
Dividends reinvested	1,011,354	1,190,173
Cost of shares redeemed	(1,388,157)	(3,807,098)
Increase (Decrease) in Net Assets from Capital Stock Transactions	175,287	194,937
Total Increase (Decrease) in Net Assets	(1,618,939)	(1,691,379)
Net Assets ($):
Beginning of Period	22,771,993	24,463,372
End of Period	21,153,054	22,771,993
Undistributed investment income—net	1,853	87,856
Capital Share Transactions (Shares):
Shares sold	32,540	156,884
Shares issued for dividends reinvested	60,962	67,585
Shares redeemed	(81,970)	(211,504)
Net Increase (Decrease) in Shares Outstanding	11,532	12,965

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 29, 2016	Year Ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	17.20	18.66	16.37	15.08	14.21	12.78
Investment Operations:
Investment income—net[a]	.14	.21	.18	.21	.12	.10
Net realized and unrealized gain (loss) on investments	(.71)	(.74)	2.56	1.52	1.03	1.51
Total from Investment Operations	(.57)	(.53)	2.74	1.73	1.15	1.61
Distributions:
Dividends from investment income—net	(.20)	(.29)	(.24)	(.20)	(.18)	(.11)
Dividends from net realized gain on investments	(.59)	(.64)	(.21)	(.24)	(.10)	(.07)
Total Distributions	(.79)	(.93)	(.45)	(.44)	(.28)	(.18)
Net asset value, end of period	15.84	17.20	18.66	16.37	15.08	14.21
Total Return (%)	(3.51)[b]	(2.93)	16.87	11.64	8.29	12.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.73[d]	.69	.73	.81	1.01	1.26
Ratio of net expenses to average net assets[c]	.47 [d]	.46	.28	.31	.58	.63
Ratio of net investment income to average net assets[c]	1.63 [d]	1.14	.99	1.30	.82	.65
Portfolio Turnover Rate	6.22[b]	18.54	27.19	39.25	30.83	21.83
Net Assets, end of period ($ x 1,000)	21,153	22,772	24,463	20,912	15,033	12,156

a Based on average shares outstanding.
b Not annualized.
c Amounts do not include the expenses of the underlying funds.
d Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	21,176,664	-	-	21,176,664

† See Statement of Investments for additional detailed categorizations.

At February 29, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

14

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 29, 2016 were as follows:

Affiliated Investment Company	Value 8/31/2015 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Appreciation Fund, Cl. Y	1,959,701	479,002	121,234	(18,807)
Dreyfus Bond Market Index Fund, BASIC Shares	439,429	15,389	25,821	(133)
Dreyfus Disciplined Stock Fund	1,259,895	162,884	72,354	(5,308)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	278,650	6,941	22,093	(7,836)
Dreyfus Emerging Markets Fund, Cl. Y	446,315	23,707	37,282	(7,515)
Dreyfus Global Real Estate Securities Fund, Cl. Y	623,167	57,382	81,467	5,029
Dreyfus High Yield Fund, Cl. I	427,085	21,212	25,959	(2,792)
Dreyfus Intermediate Term Income Fund, Cl. Y	1,317,055	54,021	78,844	(3,979)
Dreyfus International Bond Fund, Cl. Y	357,090	19,965	22,921	(2,406)
Dreyfus International Equity Fund, CL Y	651,686	18,689	38,524	(3,823)
Dreyfus International Stock Index Fund	596,531	24,230	39,215	(1,458)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	840,178	153,416	51,366	(9,972)
Dreyfus Research Growth Fund, Cl. Y	2,848,114	194,741	159,896	(2,841)
Dreyfus Short Duration Bond Fund, Cl. Y	3,846,910	97,805	187,513	(6,855)
Dreyfus Smallcap Stock Index Fund	725,115	84,811	41,562	(3,368)
Dreyfus Strategic Value Fund, Cl. Y	1,926,364	298,862	112,121	(9,693)
Dreyfus Structured Midcap Fund, Cl. Y	724,322	72,762	41,976	(1,936)
Dreyfus U.S. Equity Fund, Cl. Y	1,696,570	279,701	101,903	(9,527)
Dreyfus/Newton International Equity Fund, Cl. Y	689,256	22,397	47,223	(4,290)

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Value 8/31/2015 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	735,913	56,441	41,838	(3,227)
International Stock Fund, Cl. Y	452,340	15,312	29,687	(1,034)
Total	22,841,686	2,159,670	1,380,799	(101,771)

Affiliated Investment Company	Change in Net Unrealized Appreciation ( Depreciation) ($)	Value 2/29/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Appreciation Fund, Cl. Y	(427,420)	1,871,242	8.9	440,906
Dreyfus Bond Market Index Fund, BASIC Shares	1,770	430,634	2.0	7,278
Dreyfus Disciplined Stock Fund	(169,473)	1,175,644	5.6	140,153
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	(5,544)	250,118	1.2	-
Dreyfus Emerging Markets Fund, Cl. Y	(43,910)	381,315	1.8	11,994
Dreyfus Global Real Estate Securities Fund, Cl. Y	(27,657)	576,454	2.7	31,788
Dreyfus High Yield Fund, Cl. I	(36,967)	382,579	1.8	13,058
Dreyfus Intermediate Term Income Fund, Cl. Y	(25,309)	1,262,944	6.0	29,250
Dreyfus International Bond Fund, Cl. Y	(12,841)	338,887	1.6	12,764
Dreyfus International Equity Fund, CL Y	(73,296)	554,732	2.6	6,586
Dreyfus International Stock Index Fund	(67,069)	513,019	2.5	11,910
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	(210,865)	721,391	3.4	137,278
Dreyfus Research Growth Fund, Cl. Y	(210,311)	2,669,807	12.6	144,507
Dreyfus Short Duration Bond Fund, Cl. Y	(52,302)	3,698,045	17.5	38,895
Dreyfus Smallcap Stock Index Fund	(104,232)	660,764	3.1	71,754
Dreyfus Strategic Value Fund, Cl. Y	(372,435)	1,730,977	8.2	263,637
Dreyfus Structured Midcap Fund, Cl. Y	(90,065)	663,107	3.1	59,574

16

Affiliated Investment Company	Change in Net Unrealized Appreciation ( Depreciation) ($)	Value 2/29/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus U.S. Equity Fund, Cl. Y	(226,397)	1,638,444	7.7	247,686
Dreyfus/Newton International Equity Fund, Cl. Y	(65,454)	594,686	2.8	7,561
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	(106,283)	641,006	3.0	43,297
International Stock Fund, Cl. Y	(16,062)	420,869	2.0	5,986
Total	(2,342,122)	21,176,664	100.1	1,725,862

†  Includes reinvested dividends/distributions.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2015 was as follows: ordinary income $615,659 and

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

long-term capital gains $591,121. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds’ are reflected in the underlying funds' net asset values. Dreyfus has contractually agreed, from September 1, 2015 through January 1, 2017 to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.17% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $26,493 during the period ended February 29, 2016.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to

18

the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 29, 2016, the fund was charged $27,473 pursuant to the Shareholder Services Plan of which $1,523 was waived due to the fund's investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 29, 2016, the fund was charged $6,196 for transfer agency services and $418 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $95.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 29, 2016, the fund was charged $1,728 pursuant to the custody agreement.

During the period ended February 29, 2016, the fund was charged $4,235 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $4,146, custodian fees $2,404, Chief Compliance Officer fees $3,529 and transfer agency fees $2,022, which are offset against an expense reimbursement currently in effect in the amount of $4,722.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2016, amounted to $2,159,670 and $1,380,799, respectively.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At February 29, 2016, accumulated net unrealized appreciation on investments was $394,864, consisting of $1,349,713 gross unrealized appreciation and $954,849 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for all periods and below the Performance Universe median for all periods (ranked in the third quartile in each period). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund, like the other funds in the Expense Group, does not pay a management fee and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to assume the expenses of the fund, until January 1, 2016, so that annual fund operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses but including acquired fund fees and expenses) do not exceed 1.17% of the fund’s average daily net assets and that the expense limitation would be extended until January 1, 2017.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

22

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board noted that the fund does not pay a fee to Dreyfus pursuant to the Management Agreement.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

24

NOTES

25

For More Information

Dreyfus Growth Allocation Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	SGALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6270SA0216

Dreyfus Moderate Allocation Fund

SEMIANNUAL REPORT February 29, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Moderate Allocation Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Moderate Allocation Fund, covering the six-month period from September 1, 2015, through February 29, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was a time of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, when reduced industrial demand and declining currency values sparked substantial declines in commodity prices. These developments proved especially challenging for financial markets in January and early February: stocks and riskier sectors of the bond market fell sharply before later recovering a portion of their losses. In contrast, longer term U.S. government securities gained valued during the ensuing flight to quality.

While market volatility may persist over the foreseeable future until global economic sentiment improves, we recently have seen signs of stabilizing commodity prices and continued strength in the U.S. economy. Still, we expect wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets over the months ahead, suggesting that selectivity may be an important determinant of investment success. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2015, through February 29, 2016, as provided by Keith L. Stransky, CFA, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 29, 2016, Dreyfus Moderate Allocation Fund produced a total return of -2.95%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index, produced a total return of -0.93% for the same period. 2 The fund utilizes a customized global blended index composed of 60% MSCI World Index and 40% Barclays Global Aggregate Bond Index, which returned -1.95% for the same period. Previously, the fund utilized a customized blended index composed of 60% Standard & Poor’s 500® Composite Stock Price Index and 40% Barclays U.S. Aggregate Bond Index, which returned 0.55% for the same period.3

Stocks generally posted negative returns while U.S. investment-grade bonds benefited from a flight to quality amid intensifying global economic concerns over the reporting period. The fund underperformed its benchmark, mainly due to security selection shortfalls among U.S. large-cap stocks, short-duration bonds, and international bonds.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed-income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed-income securities, including U.S. large-, mid-, and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio manager selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. The fund may invest in a variety of underlying equity and fixed-income funds identified by the Dreyfus Investment Committee. The underlying fund options are subject to change at any given time by the fund’s board of directors.

Global Challenges Constrained Market Performance

Stocks throughout the world fell sharply over the second half of September 2015 in the midst of intensifying fears that slowing global growth—particularly in China—might derail the U.S. economic recovery. An October rally put several broad measures of stock market performance into positive territory, but equities remained volatile with a downside tilt over the remainder of 2015 and into 2016 when investor sentiment fluctuated between concerns about sluggish global economic conditions and optimism regarding job growth and other positive developments in the United States. In contrast, investment-grade bonds generally benefited from these developments, which sparked a flight to sovereign bonds and other high-quality fixed-income securities.

3

DISCUSSION OF FUND PERFORMANCE (continued)

In January 2016, additional releases of disappointing economic data in China triggered renewed weakness in commodity prices. Investors again grew concerned about the potential impact of China’s economic troubles on the United States. Moreover, U.S. investors worried that a December 2015 increase in short-term interest rates might also weigh on the domestic economic recovery. Consequently, stocks declined sharply in January, and high-quality bonds rallied. The stock market’s slide continued into February, but strong U.S. economic data and solid corporate earnings helped trigger a rebound later in the month.

Underlying Investments Produced Mixed Results

In this volatile environment, the fund’s relative performance was hindered by stock selection shortfalls among its underlying investments in large-cap U.S. stocks through the Dreyfus Disciplined Stock Fund, and the Dreyfus Strategic Value Fund. Underweighted exposure to dividend-paying stocks and the utilities and telecommunications services sectors generally proved counterproductive during the flight to safety over the reporting period.

Among fixed-income securities, a defensive duration posture and overweighted exposure to corporate bonds weighed on Dreyfus Short Duration Bond Fund when interest rates did not rise as expected and credit conditions deteriorated in some industry groups. The Dreyfus International Bond Fund also was undermined by its corporate bond holdings, and the Dreyfus Emerging Markets Debt Local Currency Fund and Dreyfus High Yield Fund provided exposure to lagging credits.

The fund achieved better relative results through its overall allocation strategy, which provided underweighted exposure to equities compared to its “neutral” asset mix. In addition, stock selections proved relatively favorable for the fund’s underlying small- and mid-cap stock funds, including the Dreyfus Structured Midcap Fund. Results from international equities were buoyed by the International Stock Fund, which maintained a defensive investment posture including low exposure to the financials sector.

Positioned for Continued Volatility

We remain cautiously optimistic regarding the U.S. economy, but we expect global economic uncertainty to persist over the foreseeable future. Therefore, it appears likely that heightened market volatility will continue over the near term as nervous investors react to the latest global economic data, policy changes from central banks, and political developments throughout the world. As of the reporting period’s end, we have continued to allocate the fund’s assets in a relatively defensive manner.

March 15, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets

4

tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

3 SOURCE: FactSet – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed-income markets. The Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from September 1, 2015 to February 29, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2016

Expenses paid per $1,000†	$ 1.86
Ending value (after expenses)	$ 970.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2016

Expenses paid per $1,000†	$ 1.91
Ending value (after expenses)	$1,022.97

† Expenses are equal to the fund’s annualized expense ratio of .38%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 29, 2016 (Unaudited)

Registered Investment Companies - 100.1%	Shares		Value ($)
Domestic Equity - 44.3%
Dreyfus Appreciation Fund, Cl. Y	116,996	[a]	4,479,765
Dreyfus Disciplined Stock Fund	96,708	[a]	2,829,669
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	49,362	[a]	1,346,589
Dreyfus Research Growth Fund, Cl. Y	469,725	[a]	6,068,847
Dreyfus Smallcap Stock Index Fund	63,881	[a]	1,543,363
Dreyfus Strategic Value Fund, Cl. Y	135,453	[a]	4,226,151
Dreyfus Structured Midcap Fund, Cl. Y	62,054	[a,b]	1,560,036
Dreyfus U.S. Equity Fund, Cl. Y	240,185	[a]	3,888,589
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	102,107	[a,b]	1,488,719
			27,431,728
Domestic Fixed Income - 39.1%
Dreyfus Bond Market Index Fund, BASIC Shares	372,022	[a]	3,895,075
Dreyfus High Yield Fund, Cl. I	408,693	[a]	2,309,113
Dreyfus Intermediate Term Income Fund, Cl. Y	595,262	[a,b]	7,946,746
Dreyfus Short Duration Bond Fund, Cl. Y	1,000,912	[a,b]	10,059,163
			24,210,097
Foreign Equity - 10.8%
Dreyfus Emerging Markets Fund, Cl. Y	131,571	[a]	914,419
Dreyfus Global Real Estate Securities Fund, Cl. Y	120,807	[a]	999,074
Dreyfus International Equity Fund, Cl. Y	43,240	[a]	1,292,873
Dreyfus International Stock Index Fund	86,135	[a]	1,178,325
Dreyfus/Newton International Equity Fund, Cl. Y	79,141	[a]	1,358,062
International Stock Fund, Cl. Y	71,438	[a,b]	966,563
			6,709,316
Foreign Fixed Income - 5.9%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	145,567	[a]	1,512,440
Dreyfus International Bond Fund, Cl. Y	142,682	[a]	2,111,696
			3,624,136

Total Investments (cost $62,883,978)	100.1%		61,975,277
Liabilities, Less Cash and Receivables	(.1%)		(35,816)
Net Assets	100.0%		61,939,461

aInvestment in affiliated mutual fund.
b Non-income producing security.

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	83.4
Mutual Funds: Foreign	16.7
100.1

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2016 (Unaudited)

	Cost	Value
	Assets ($):
Investments in affliated issuers—See Statement of Investments	62,883,978	61,975,277
	Cash	1,322
	Prepaid expenses	11,438
		61,988,037
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 3(b)	19,692
	Payable for shares of Common Stock redeemed	2,075
	Accrued expenses	26,809
		48,576
	Net Assets ($)	61,939,461
	Composition of Net Assets ($):
	Paid-in capital	59,832,931
	Accumulated undistributed investment income—net	108,057
	Accumulated net realized gain (loss) on investments	2,907,174
	Accumulated net unrealized appreciation (depreciation) on investments	(908,701)
	Net Assets ($)	61,939,461
	Shares Outstanding
	(100 million shares of $.001 par value Common Stock authorized)	4,103,328
	Net Asset Value Per Share ($)	15.09

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	768,088
Expenses:
Shareholder servicing costs—Note 3(b)	91,627
Professional fees	18,866
Registration fees	9,485
Prospectus and shareholders’ reports	6,279
Custodian fees—Note 3(b)	3,082
Directors’ fees and expenses—Note 3(c)	1,369
Loan commitment fees—Note 2	529
Miscellaneous	8,666
Total Expenses	139,903
Less—reduction in expenses due to undertaking—Note 3(a)	(11,223)
Less—reduction in shareholder servicing costs due to undertaking—Note 3(b)	(3,682)
Less—reduction in fees due to earnings credits—Note 3(b)	(174)
Net Expenses	124,824
Investment Income—Net	643,264
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(475,952)
Capital gain distributions from affiliated issuers	3,589,593
Net Realized Gain (Loss)	3,113,641
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	(5,684,956)
Net Realized and Unrealized Gain (Loss) on Investments	(2,571,315)
Net (Decrease) in Net Assets Resulting from Operations	(1,928,051)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations ($):
Investment income—net	643,264	1,174,259
Net realized gain (loss) on investments	3,113,641	2,784,208
Net unrealized appreciation (depreciation) on investments	(5,684,956)	(6,049,857)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,928,051)	(2,091,390)
Dividends to Shareholders from ($):
Investment income—net	(1,000,105)	(1,524,930)
Net realized gain on investments	(2,131,729)	(1,713,924)
Total Dividends	(3,131,834)	(3,238,854)
Capital Stock Transactions ($):
Net proceeds from shares sold	1,145,071	3,601,118
Dividends reinvested	3,091,715	3,192,635
Cost of shares redeemed	(5,132,547)	(17,159,083)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(895,761)	(10,365,330)
Total Increase (Decrease) in Net Assets	(5,955,646)	(15,695,574)
Net Assets ($):
Beginning of Period	67,895,107	83,590,681
End of Period	61,939,461	67,895,107
Undistributed investment income—net	108,057	464,898
Capital Share Transactions (Shares):
Shares sold	70,915	210,538
Shares issued for dividends reinvested	197,680	191,405
Shares redeemed	(323,859)	(1,010,581)
Net Increase (Decrease) in Shares Outstanding	(55,264)	(608,638)

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended February 29, 2016		Year Ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	16.33	17.53	15.67	14.85	14.12	12.93
Investment Operations:
Investment income—net [a]	.16	.26	.22	.26	.18	.18
Net realized and unrealized gain (loss) on investments	(.62)	(.76)	2.03	.94	.86	1.25
Total from Investment Operations	(.46)	(.50)	2.25	1.20	1.04	1.43
Distributions:
Dividends from investment income—net	(.25)	(.33)	(.26)	(.25)	(.22)	(.20)
Dividends from net realized gain on investments	(.53)	(.37)	(.13)	(.13)	(.09)	(.04)
Total Distributions	(.78)	(.70)	(.39)	(.38)	(.31)	(.24)
Net asset value, end of period	15.09	16.33	17.53	15.67	14.85	14.12
Total Return (%)	(2.95)[b]	(3.00)	14.45	8.16	7.57	11.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.43[d]	.42	.43	.51	.63	.74
Ratio of net expenses to average net assets [c]	.38[d]	.39	.25	.29	.59	.63
Ratio of net investment income to average net assets [c]	1.98[d]	1.52	1.30	1.68	1.27	1.25
Portfolio Turnover Rate	7.62[b]	10.58	17.81	31.25	28.82	17.48
Net Assets, end of period ($ x 1,000)	61,939	67,895	83,591	58,415	35,389	27,840

a Based on average shares outstanding.
b Not annualized.
c Amounts do not include the expenses of the underlying funds.
d Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek a balance of current income and capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	61,975,277	-	-	61,975,277

† See Statement of Investments for additional detailed categorizations.

At February 29, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

14

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 29, 2016 were as follows:

Affiliated Investment	Value			Net Realized
Company	8/31/2015 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Appreciation Fund, Cl. Y	4,793,833	1,128,781	358,579	(58,235)
Dreyfus Bond Market Index Fund, BASIC Shares	4,052,876	113,401	285,665	(3,755)
Dreyfus Disciplined Stock Fund	3,093,837	377,913	213,749	(24,757)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	1,740,782	28,230	172,797	(68,735)
Dreyfus Emerging Markets Fund, Cl. Y	1,103,982	47,446	109,871	(32,431)
Dreyfus Global Real Estate Securities Fund, Cl. Y	1,146,022	89,151	194,771	7,081
Dreyfus High Yield Fund, Cl. I	2,637,176	111,971	195,270	(26,945)
Dreyfus Intermediate Term Income Fund, Cl. Y	8,460,969	286,799	613,280	(33,059)
Dreyfus International Bond Fund, Cl. Y	2,276,895	110,113	177,791	(23,514)
Dreyfus International Equity Fund, Cl. Y	1,552,395	33,735	110,870	(13,106)
Dreyfus International Stock Index Fund	1,405,469	46,232	112,868	(10,340)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	1,605,622	279,359	117,861	(28,714)
Dreyfus Research Growth Fund, Cl. Y	6,601,289	405,320	445,976	(6,708)
Dreyfus Short Duration Bond Fund, Cl. Y	10,677,061	217,148	672,210	(25,504)
Dreyfus Smallcap Stock Index Fund	1,728,665	189,771	118,361	(13,215)
Dreyfus Strategic Value Fund, Cl. Y	4,802,986	710,819	336,604	(43,421)

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment	Value			Net Realized
Company	8/31/2015 ($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Structured Midcap Fund, Cl. Y	1,739,133	161,664	120,359	(8,506)
Dreyfus U.S. Equity Fund, Cl. Y	4,112,481	646,437	298,149	(29,771)
Dreyfus/Newton International Equity Fund, Cl. Y	1,616,437	39,746	135,841	(13,181)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	1,744,806	121,786	118,361	(12,855)
International Stock Fund, Cl. Y	1,063,904	27,876	84,900	(6,281)
TOTAL	67,956,620	5,173,698	4,994,133	(475,952)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 2/29/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Appreciation Fund, Cl. Y	(1,026,035)	4,479,765	7.2	1,070,081
Dreyfus Bond Market Index Fund, BASIC Shares	18,218	3,895,075	6.3	66,731
Dreyfus Disciplined Stock Fund	(403,575)	2,829,669	4.6	342,994
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	(15,040)	1,512,440	2.5	0
Dreyfus Emerging Markets Fund, Cl. Y	(94,707)	914,419	1.5	29,496
Dreyfus Global Real Estate Securities Fund, Cl. Y	(48,409)	999,074	1.6	57,331
Dreyfus High Yield Fund, Cl. I	(217,819)	2,309,113	3.7	80,070
Dreyfus Intermediate Term Income Fund, Cl. Y	(154,683)	7,946,746	12.8	186,606
Dreyfus International Bond Fund, Cl. Y	(74,007)	2,111,696	3.4	81,067
Dreyfus International Equity Fund, Cl. Y	(169,281)	1,292,873	2.1	15,622
Dreyfus International Stock Index Fund	(150,168)	1,178,325	1.9	27,793

16

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 2/29/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	(391,817)	1,346,589	2.2	260,103
Dreyfus Research Growth Fund, Cl. Y	(485,078)	6,068,847	9.8	332,461
Dreyfus Short Duration Bond Fund, Cl. Y	(137,332)	10,059,163	16.2	107,328
Dreyfus Smallcap Stock Index Fund	(243,497)	1,543,363	2.5	170,434
Dreyfus Strategic Value Fund, Cl. Y	(907,629)	4,226,151	6.8	655,828
Dreyfus Structured Midcap Fund, Cl. Y	(211,896)	1,560,036	2.5	142,000
Dreyfus U.S. Equity Fund, Cl. Y	(542,409)	3,888,589	6.3	597,728
Dreyfus/Newton International Equity Fund, Cl. Y	(149,099)	1,358,062	2.2	17,553
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	(246,657)	1,488,719	2.4	102,450
International Stock Fund, Cl. Y	(34,036)	966,563	1.6	14,005
TOTAL	(5,684,956)	61,975,277	100.1	4,357,681

† Includes reinvested dividends/distributions.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended February 29, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2015 was as follows: ordinary income $1,864,472 and long-term capital gains $1,374,382. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying funds' net asset values. Dreyfus has contractually agreed, from September 1, 2015 through January 1, 2017 to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $11,223 during the period ended February 29, 2016.

18

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 29, 2016, the fund was charged $81,187 pursuant to the Shareholder Services Plan of which $3,682 was waived due to the fund's investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 29, 2016, the fund was charged $9,879 for transfer agency services and $772 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $174.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 29, 2016, the fund was charged $3,082 pursuant to the custody agreement.

During the period ended February 29, 2016, the fund was charged $4,235 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $12,168, custodian fees $3,412, Chief Compliance Officer fees

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$3,529 and transfer agency fees $3,788, which are offset against an expense reimbursement currently in effect in the amount of $3,205.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2016, amounted to $5,173,698 and $4,994,133, respectively.

At February 29, 2016, accumulated net unrealized depreciation on investments was $908,701, consisting of $2,490,168 gross unrealized appreciation and $3,398,869 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for all periods (ranking highest in the four-year period) except for the two-year period and below the Performance Universe median for all periods. The Board noted the proximity to the median in certain periods when the fund’s performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund does not pay a management fee and the fund’s total expenses were slightly above the Expense Group median and above the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to assume the expenses of the fund, until January 1, 2016, so that annual fund operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses but including acquired fund fees and expenses) do not exceed 1.05% of the fund’s average daily net assets and that the expense limitation would be extended until January 1, 2017.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

22

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board noted that the fund does not pay a fee to Dreyfus pursuant to the Management Agreement.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

24

NOTES

25

For More Information

Dreyfus Moderate Allocation Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: SMDAX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6269SA0216

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak,

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)